UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2000
                                                --------------------

Check here if Amendment [  ]; Amendment Number:

                                                -----
This Amendment (Check only one.):  [  ]  is a restatement.
                                   [  ]  adds new holding
                                         entries.
Institutional Investment Manager Filing this Report:

Name:       Advance Capital Management, Inc.
Address:    One Towne Square, Suite 444
            Southfield, MI  48076-3704

Form 13F File Number:   28-6474
                      -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert J. Cappelli
Title:    Vice-President
Phone:    (248) 350-8543

Signature, Place, and Date of Signing:

/s/ Robert J. Cappelli    Southfield, MI  48076-3704   08/14/00
------------------------  ---------------------------- ---------
[Signature]               [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number          Name
     28-115                        TROWE Price
     ----------------------------  ------------
     [Repeat as necessary.]


                   Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                       -----------------
Form 13F Information Table Entry Total:     81
                                       -----------------
Form 13F Information Table Value Total:   $ 67,164
                                       ----------------
                                       (thousands)

List of Other Included Managers:

None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.         Form 13F File Number     Name

       --------      --------------------     -------------------
[Repeat as necessary.]

                                      SUMMARY TABLE
                                      JUNE 30, 2000

                                      TITLE OF             VALUE       SHARES/ SH/ PUT/  INVESTMT         VOTING AUTHORITY
         NAME OF ISSUER               CLASS      CUSIP     IN $1,000'S PRN AMT PRN CALL  DSCRETN   MGRS   SOLE   SHARED NONE
ABT      ABBOTT LABORATORIES          COM        002824100    657      14,800  SH        SOLE             14,800
AET      AETNA                        COM        008117103      9         142  SH        SOLE                142
AA       ALUMINUM CO OF AMERICA       COM        013817101     23         800  SH        SOLE                800
AOL      AMERICA ON-LINE              COM        02364J104  1,084      20,600  SH        SOLE             20,600
AHP      AMERICAN HOME PRODUCTS       COM        026609107    858      14,600  SH        SOLE             14,600
AIG      AMERICAN INTERNATIONAL GROUP COM        026874107  1,792      15,247  SH        SOLE             15,247
T        AMERICAN TEL & TEL           COM        001957109  1,156      36,410  SH        SOLE             36,410
AMGN     AMGEN                        COM        031162100    829      11,800  SH        SOLE             11,800
BUD      ANHEUSER BUSCH               COM        035229103     30         400  SH        SOLE                400
AMAT     APPLIED MATERIALS            COM        038222105    580       6,400  SH        SOLE              6,400
XOM      EXXON MOBIL                  COM        30231G102  2,400      30,573  SH        SOLE             30,573
AFS      ASSOCIATES FIRST CAPITAL     COM        046008108     22         994  SH        SOLE                994
BK       BANK OF NEW YORK             COM        064057102     47       1,000  SH        SOLE              1,000
ONE      BANK ONE                     COM        06423A103     11         405  SH        SOLE                405
BAC      BANKAMERICA                  COM        06605F102    705      16,300  SH        SOLE             16,300
BEL      BELL ATLANTIC                COM        077853109    756      14,900  SH        SOLE             14,900
BLS      BELLSOUTH                    COM        079860102    635      14,900  SH        SOLE             14,900
BA       BOEING                       COM        097023105     59       1,400  SH        SOLE              1,400
BMY      BRISTOL-MYERS SQUIBB         COM        110122108    967      16,600  SH        SOLE             16,600
CAH      CARDINAL HEALTHCARE          COM        14149Y108     72         977  SH        SOLE                977
CAT      CATERPILLAR                  COM        149123101     17         500  SH        SOLE                500
CHIR     CHIRON                       COM        170040109     51       1,084  SH        SOLE              1,084
CSCO     CISCO SYSTEMS                COM        17275R102  3,577      56,280  SH        SOLE             56,280
C        CITIGROUP                    COM        172967101  1,927      31,980  SH        SOLE             31,980
KO       COCA-COLA COMPANY            COM        191216100  1,298      22,600  SH        SOLE             22,600
CMCSK    COMCAST                      COM        200300200    251       6,200  SH        SOLE              6,200
CPQ      COMPAQ COMPUTER              COM        204493100    370      14,500  SH        SOLE             14,500
CPWR     COMPUWARE                    COM        205638109      4         400  SH        SOLE                400
COST     COSTCO                       COM        22160Q102     18         800  SH        SOLE                800
DCX      DAIMLER CHRYSLER             COM        007100000     13         249  SH        SOLE                249
DELL     DELL COMPUTER                COM        247025109  1,060      21,500  SH        SOLE             21,500
DPH      DELPHI AUTOMOTIVE            COM        247126105      6         402  SH        SOLE                402
DIS      DISNEY (WALT) CO.            COM        254687106    684      17,550  SH        SOLE             17,550
DOW      DOW CHEMICAL                 COM        260543103     36       1,200  SH        SOLE              1,200
DD       DU PONT (E.I.) DE NEMOURS    COM        263534109    403       9,200  SH        SOLE              9,200
DUK      DUKE POWER                   COM        264399106     20         347  SH        SOLE                347
ERICY    ERICSSON                     COM        294821400  1,224      61,200  SH        SOLE             61,200
XOM      EXXON MOBIL                  COM        30231G102  2,400      30,573  SH        SOLE             30,573
FNM      FEDERAL NATIONAL MTGE ASSOC. COM        313586109    485       9,300  SH        SOLE              9,300
F        FORD MOTOR COMPANY           COM        345370100    555      12,900  SH        SOLE             12,900
GTE      G T E                        COM        362320103    577       9,300  SH        SOLE              9,300
GCI      GANNETT                      COM        364730101     24         400  SH        SOLE                400
GE       GENERAL ELECTRIC             COM        369604103  3,279      63,360  SH        SOLE             63,360
GM       GENERAL MOTORS               COM        370442105     30         521  SH        SOLE                521
GBLX     GLOBAL CROSSING              COM        3921A1009    334      12,700  SH        SOLE             12,700
HWP      HEWLETT-PACKARD              COM        428236103  1,138       9,150  SH        SOLE              9,150
HD       HOME DEPOT                   COM        437076102  1,051      21,050  SH        SOLE             21,050
IP       INT'L PAPER                  COM        460146103      9         300  SH        SOLE                300
INTC     INTEL                        COM        458140100  4,037      30,200  SH        SOLE             30,200
IBM      INTL BUS MACHINES            COM        459200101  1,764      16,100  SH        SOLE             16,100
JDSU     JDS UNIPHASE                 COM        466125101  1,079       9,000  SH        SOLE              9,000
JNJ      JOHNSON & JOHNSON            COM        478160104  1,202      11,800  SH        SOLE             11,800
JPM      J. P. MORGAN                 COM        616880100     28         250  SH        SOLE                250
LLY      LILLY (ELI) & CO.            COM        532457108    945       9,500  SH        SOLE              9,500
LU       LUCENT TECHNOLOGIES          COM        549463107  1,617      27,700  SH        SOLE             27,700
MSX      MASCOTECH                    COM        574670105      7         700  SH        SOLE                700
MCD      MCDONALDS                    COM        580135101    425      12,900  SH        SOLE             12,900
WCOM     MCI WORLDCOM                 COM        55268B106    843      18,384  SH        SOLE             18,384
MDT      MEDTRONIC                    COM        585055106    643      12,900  SH        SOLE             12,900
MRK      MERCK                        COM        589331107  1,763      23,200  SH        SOLE             23,200
MSFT     MICROSOFT                    COM        594918104  3,544      44,300  SH        SOLE             44,300
MMM      MINNESOTA MNG & MFG          COM        604059105     17         200  SH        SOLE                200
MOT      MOTOROLA                     COM        620076109    558      19,200  SH        SOLE             19,200
JWN      NORDSTROMS                   COM        655664100     30       1,260  SH        SOLE              1,260
ORCL     ORACLE SYSTEMS               COM        68389X105  1,475      17,550  SH        SOLE             17,550
PFE      PFIZER                       COM        717081103  2,903      60,475  SH        SOLE             60,475
PG       PROCTOR & GAMBLE             COM        742718109    681      11,900  SH        SOLE             11,900
Q        QWEST                        COM        749121109     40         800  SH        SOLE                800
RD       ROYAL DUTCH PETROLEUM - ADR  COM        780257804  1,262      20,500  SH        SOLE             20,500
SBC      SBC COMMUNICATIONS           COM        78387G103  1,364      31,549  SH        SOLE             31,549
SGP      SCHERING-PLOUGH              COM        806605101    648      12,800  SH        SOLE             12,800
SEBL     SEIBEL SYSTEMS               COM        826170102    720       4,400  SH        SOLE              4,400
STT      STATE STREET BOSTON          COM        857477103     93         880  SH        SOLE                880
SUNW     SUN MICROSYSTEMS             COM        866810104  1,073      11,800  SH        SOLE             11,800
TLAB     TELLABS                      COM        879664100    281       4,100  SH        SOLE              4,100
TWX      TIME WARNER                  COM        887315109  1,034      13,600  SH        SOLE             13,600
VRTS     VERITAS SOFTWARE             COM        923436109    432       3,825  SH        SOLE              3,825
VOD      VODAFONE                     COM        92857T107     37         875  SH        SOLE                875
WMT      WAL-MART STORES              COM        931142103  2,473      43,200  SH        SOLE             43,200
WFC      WELLS FARGO                  COM        949746101    608      15,700  SH        SOLE             15,700
WEC      WISCONSIN ENERGY CORP        COM        976657106      5         257  SH        SOLE                257

         TOTAL                                             67,164

         * PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES IS THE SUB-ADVISOR FOR THE STOCKS IN THE ADVANCE CAPITAL I BALANCED FUND AND EQUITY GROWTH FUND. THEY HAVE FILED THESE SECURITIES ON OUR BEHALF
           ON THEIR FORM 13F REPORT.